Expenses	12 Months Ended
Jun. 30, 2021
Text block [abstract]
Expenses
Note 7. Expenses

	Consolidated
	2021	2020	2019
	A$’000	A$’000	A$’000

Loss before income tax includes the following specific

Amortisation
Paxalisib licensing agreement	1,084	1,084	1,084
Evotech licensing agreement	181	—	—

Total amortisation	1,265	1,084	1,084

Net foreign exchange loss
Net foreign exchange loss	430	—	18

Rental expense relating to operating leases
Minimum lease payments	93	108	79

Superannuation expense
Defined contribution superannuation expense	138	140	128

Employee benefits expense excluding superannuation
Employee benefits expense excluding superannuation	1,563	1,526	1,396

Other Expenses
Chinese With-Holding Tax incurred on license transaction	931	—	—
Chinese Value Added Tax incurred on license transaction	538	—	—

	1,469	—	—